Business Acquisition (Details) - Schedule of Business Acquisition - VitailityRx [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Consideration
250,000 shares of common stock	$ 467,500
Notes payable	350,000
Total consideration	817,500
Fair value of net identifiable assets (liabilities) acquired
Cash	9,000
Furniture and equipment	0
Capitalized start-up costs	0
Intangible assets – website	1,750
Fair value of net identifiable assets (liabilities) acquired	10,750
Initial goodwill	$ 806,750